Note 14 - Investments (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Investments [Text Block]
		As at June 30	As at March 31
(US dollars in thousands)	% Owned	2019	2019	2018	2017
Innovative Solar Ventures I, LLC	50%	-	-	14,147	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	-	10,529
US-NC-47 Sponsor Partner, LLC	10%	-	-	-	7,531
Total		-	-	14,147	18,060